Note H - Accrued Laibilites (Details) - Summary of Accrued Liabilities (USD $)	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Accrued Liabilities [Abstract]
Compensation		$ 243,049	$ 227,579
Compensated absences		133,535	159,949
Dividends payable (see Note K)		3,435	3,435
Interest payable – related party (Note K)		47,935	23,309
Accrued legal and accounting fees		84,954	111,300
Income taxes (see Note P)			26,500
Other		80,691	123,761
Total	$ 412,426	$ 593,599	$ 675,833